Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000246764 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Dividend Active ETF
Class Name	iShares International Dividend Active ETF
Trading Symbol	BIDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Dividend Active ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Dividend Active ETF	$32	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 512,839,345
Holdings Count | Holding	45
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$512,839,345
Number of Portfolio Holdings	45
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United Kingdom	16.2%
France	10.4%
Taiwan	8.5%
Germany	7.4%
Netherlands	7.2%
Japan	6.8%
China	5.9%
Canada	5.6%
Sweden	5.2%
United States	4.6%
Other#	22.6%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
Shell PLC	4.2%
HDFC Bank Ltd.	4.1%
SAP SE	3.4%
Tencent Holdings Ltd.	3.3%
Sony Group Corp.	3.0%
AstraZeneca PLC	2.9%
FinecoBank Banca Fineco SpA	2.9%
Air Liquide SA	2.9%
Koninklijke KPN NV	2.8%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
Shell PLC	4.2%
HDFC Bank Ltd.	4.1%
SAP SE	3.4%
Tencent Holdings Ltd.	3.3%
Sony Group Corp.	3.0%
AstraZeneca PLC	2.9%
FinecoBank Banca Fineco SpA	2.9%
Air Liquide SA	2.9%
Koninklijke KPN NV	2.8%
(a)Excludes short-term securities.
C000257712 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Disciplined Volatility Equity Active ETF
Class Name	iShares Disciplined Volatility Equity Active ETF
Trading Symbol	BDVL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Disciplined Volatility Equity Active ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Disciplined Volatility Equity Active ETF	$19	0.36%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[2]
Net Assets	$ 1,318,849,983
Holdings Count | Holding	703
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,318,849,983
Number of Portfolio Holdings	703
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	73.2%
Japan	10.2%
China	8.8%
Taiwan	1.9%
France	1.2%
Hong Kong	0.9%
Netherlands	0.6%
South Korea	0.5%
Switzerland	0.5%
Saudi Arabia	0.3%
Other#	1.2%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)(b)	Percent of Net Assets
iShares MSCI India ETF	3.1%
Microsoft Corp.	1.8%
KDDI Corp.	1.5%
Motorola Solutions, Inc.	1.4%
Chubb Ltd.	1.3%
AT&T, Inc.	1.3%
Coca-Cola Co.	1.3%
T-Mobile U.S., Inc.	1.3%
Verizon Communications, Inc.	1.2%
McKesson Corp.	1.2%
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)(b)	Percent of Net Assets
iShares MSCI India ETF	3.1%
Microsoft Corp.	1.8%
KDDI Corp.	1.5%
Motorola Solutions, Inc.	1.4%
Chubb Ltd.	1.3%
AT&T, Inc.	1.3%
Coca-Cola Co.	1.3%
T-Mobile U.S., Inc.	1.3%
Verizon Communications, Inc.	1.2%
McKesson Corp.	1.2%
(a)Excludes underlying investments in equity swaps.(b)Excludes short-term securities.
C000257713 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Dynamic Equity Active ETF
Class Name	iShares Dynamic Equity Active ETF
Trading Symbol	BDYN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Dynamic Equity Active ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Dynamic Equity Active ETF	$21	0.37%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.37%	[3]
Net Assets	$ 2,241,218,385
Holdings Count | Holding	332
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,241,218,385
Number of Portfolio Holdings	332
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	86.9%
France	2.8%
United Kingdom	2.8%
Italy	2.0%
Netherlands	1.5%
China	0.9%
Canada	0.9%
Taiwan	0.6%
Denmark	0.5%
Germany	0.4%
Other#	0.2%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	5.4%
Apple, Inc.	5.1%
Microsoft Corp.	4.8%
Alphabet, Inc., Class C	4.4%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
SPDR Gold Shares	1.5%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	5.4%
Apple, Inc.	5.1%
Microsoft Corp.	4.8%
Alphabet, Inc., Class C	4.4%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
SPDR Gold Shares	1.5%
(a)Excludes short-term securities, short investments and options, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.